Statutory Reserve - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Statutory Reserve Disclosure [Abstract]
Statutory reserves	¥ 6,647,109	$ 954,414	¥ 0
Statutory general reserve, Description	Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Company is not required to make appropriation to other reserve funds and the Company does not have any intentions to make appropriations to any other reserve funds.